As Filed with the U.S. Securities and Exchange Commission on March 2, 2016
1933 Act File No. 002-14213
1940 Act File No. 811-00816

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 144	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 143	☒
(Check appropriate box or boxes.)
__________________
American Century Mutual Funds, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A is to submit such Post-Effective Amendment for filing under the Investment Company Act of 1940 (1940 Act File No. 811-00816), as well as the Securities Act of 1933 (1933 Act File No. 002-14213).

This Post-Effective Amendment No. 144 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, filed on February 26, 2016 (Accession No. 0000100334-16-000122), which was inadvertently filed only under the Securities Act of 1933.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 2nd day of March 2016.

American Century Mutual Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	March 2, 2016

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	March 2, 2016

* _________________________________ Barry Fink	Director	March 2, 2016

* _________________________________ Andrea C. Hall, Ph.D.	Director	March 2, 2016

* _________________________________ Jan M. Lewis	Director	March 2, 2016

* _________________________________ James A. Olson	Chairman of the Board and Director	March 2, 2016

* _________________________________ M. Jeannine Strandjord	Director	March 2, 2016

* _________________________________ John R. Whitten	Director	March 2, 2016

* _________________________________ Stephen E. Yates	Director	March 2, 2016

*By: /s/ Kathleen Gunja Nelson ____________________________________ Kathleen Gunja Nelson Attorney in Fact (pursuant to Power of Attorney dated June 30, 2015)